United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company
Investment Company Act file number: 811-05807
Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI 53202-3657
(Address of principal executive offices) (zip code)
Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
225 East Mason Street
Suite 802
Milwaukee, WI 53202-3657
(414) 765-1107
(Name and address of agent for service)
Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2020

Date of reporting period: March 31, 2020

ITEM 1.	SCHEDULE OF INVESTMENTS
Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of March 31, 2020) (unaudited)

Common Stocks (92.4% of Total Investments)
Industry			LEVEL ONE
Automotive	Shares	Cost	Market Value	% Total Inv.
General Motors Company	30,000	1,000,547	$623,400
			$623,400	2.1%
Bank
Wells Fargo & Co.	10,000	403,661	287,000
			$287,000	1.0%
Brokerage
Charles Schwab Corp	20,000	807,900	672,400
			$672,400	2.2%
Credit Card
Mastercard Inc	1,000	219,636	241,560
Visa Inc.	1,500	225,957	241,680
			$483,240	1.6%
Consumer
Colgate-Palmolive Co.	24,000	810,965	1,592,640
Kimberly-Clark Corp.	3,500	352,236	447,545
Procter & Gamble Company	2,000	145,879	220,000
			$2,260,185	7.5%
Data Processing
Automatic Data Processing, Inc.	6,000	169,333	820,080
Paychex, Inc.	20,000	628,288	1,258,400
			$2,078,480	6.9%
Drug/Medical Device
Johnson & Johnson	4,000	45,500	524,520
Stryker Corp.	6,400	27,100	1,065,536
			$1,590,056	5.3%
Food
Kraft Heinz Company	29,000	772,000	717,460
PepsiCo, Inc.	10,000	168,296	1,201,000
			$1,918,460	6.4%
Industrial
Illinois Tool Works Inc.	9,000	379,352	1,279,080
Waters Corp.*	6,000	302,341	1,092,300
			$2,371,380	7.9%
Insurance
Berkshire Hathaway Inc. B*	32,000	5,477,937	5,850,560
Markel Corp.*	1,300	831,360	1,206,257
			$7,056,817	23.5%
Mutual Fund Managers
Diamond Hill Investment Group	13,711	2,097,120	1,237,281
Franklin Resources, Inc.	77,500	2,311,283	1,293,475
T. Rowe Price Group Inc.	13,800	960,374	1,347,570
			$3,878,326	12.9%
Restaurant
Starbucks Corp.	22,000	1,212,734	1,446,280
			$1,446,280	4.8%
Retail
AutoZone Inc.*	750	398,782	634,500
eBay Inc.	42,900	1,072,753	1,289,574
O'Reilly Automotive Inc.*	2,000	407,379	602,100
			$2,526,174	8.4%
Software
Alphabet, Inc. A*	500	583,844	580,975
			$580,975	1.9%

Total common stock investments			$27,773,173

Money Market Funds (7.6% of total investments)			LEVEL ONE
Morgan Stanley Inst. Liquidity Fund, Treasury, 0.64%			$2,277,458	7.6%
Total investments			$30,050,631
All other assets			78,349
Accrued investment advisory fees			(21,005)
All other liabilities			(9,593)

Total net assets			$30,098,382
*Non-dividend paying security

Footnote:

The following information is based upon federal income tax cost of portfolio investments, excluding money market investments, as of March 31, 2020:

Gross unrealized appreciation	$9,041,184
Gross unrealized depreciation	3,080,570
Net unrealized appreciation	$5,960,614

Federal income tax basis	$21,812,558

ITEM 2.	Controls and Procedures

(a)
As of April 5, 2020, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant).  Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(b)
Fair Value Accounting—Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value.  The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly.  These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.  These level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.